OPERATING LEASES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Minimum contractual future revenues to be received:
Cost	$ 1,813,170,000	$ 1,043,439,000
Accumulated depreciation	164,282,000	231,724,000
Future minimum payments under non-cancellable operating leases:
2013	27,816,000
2014	33,724,000
2015	28,414,000
2016	875,000
2017	695,000
Operating Leases, Future Minimum Payments, Due Thereafter	58,000
Total minimum lease payments	91,582,000
Total rental expense for operating leases	600,000	700,000	700,000
Vessels leased to third parties
Minimum contractual future revenues to be received:
Cost	471,500,000	190,400,000
Accumulated depreciation	35,500,000	29,300,000
Time charters
Minimum contractual future revenues to be received:
2014	10,341,000
2015	0
Total	$ 10,341,000